UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21873

AMERICAN VANTAGE COMPANIES
(Exact name of Registrant as specified in Charter)

P.O. Box 81920, Las Vegas, Nevada	89180
(Address of principal executive offices)	(Zip Code)

JAY H. BROWN, 520 S. FOURTH ST., LAS VEGAS, NV  89101

 (Name and address of Agent for Service)

Registrant’s telephone number, including area code:  (702)  227-9800

Date of fiscal year end:  December 31, 2009

Date of reporting period:  September 30, 2009

	Item 1. Schedule of Investments.

			Industry/	Number		Percentage of
			Ticker/	of	Value at	investments at
	Name of unaffiliated user	Title of issue	CUSIP	Shares	September 30, 2009	September 30, 2009
Common
stock:	Candidates on Demand	Common stock	Temp. placement/	100	$777,000	22.1%
	Group, Inc.		recruitment

	Genius Products, Inc.	Common stock	GNPR.PK	1,050	4,000	0.1%

	Other	Common stock		950,000	-	-

					781,000	22.2%

Preferred
stock:	Federated Premier Intermediate
	Municipal Income Fund--
	Moodys: AAA	Series A	31423M204	9	225,000	6.4%

	Paine Webber Premium
	Municipal Income--Moody's
	and S&P: AAA	Series B	69574F305	11	550,000	15.6%

					775,000	22.0%

Warrants:
	Genius Products, Inc.	$1,280 Warrants	GNPR.PK	500	-	0.0%
	Genius Products, Inc.	$1,390 Warrants		1,400	-	0.0%

					-	0.0%

Other:
	Border Grill Las Vegas, LLC	Member shares	Restaurant		1,960,000	55.8%

					$3,516,000	100.0%

Item 2.  Controls and Procedures.

(a)           The Company maintains disclosure controls and procedures (as such term is defined in Rule 31a-3(c) promulgated under the Investment Company Act of 1940 (the “Act”)) that are designed to ensure that information required to be disclosed in its reports filed pursuant to the Act is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s (the “SEC”) rules and forms, and that such information is accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure.

An evaluation was performed, as of September 30, 2009, under the supervision and with the participation of the Company’s management, including its President and Chief Executive Officer and Chief Financial Officer, of the effectiveness of the design and operation of the Company’s disclosure controls and procedures, as defined in Rule 30a-3(c) promulgated under the Act and Rules 13a-15(b) or 15d-15(b) promulgated under the Securities Exchange Act of 1934.  Based on such evaluation, the Company’s management concluded that the Company’s disclosure controls and procedures were effective to ensure that information the Company is required to disclose in reports that the Company’s files or submits under the Act are recorded, processed, summarized and reported within the time periods specified in the SEC’s rules and forms, and that such information is accumulated and communicated to the Company’s management, including the President and Chief Executive Officer and Chief Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)           There has been no change in the Company’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal controls over financial reporting.

Item 3.  Exhibits.

(a)	Exhibits

	(1)	Certification of Ronald J. Tassinari pursuant to Investment Company Act Rule 30a-2(a) **

	(2)	Certification of Anna M. Morrison pursuant to Investment Company Act Rule 30a-2(a) **

___________________
** Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN VANTAGE COMPANIES

Date: October 7, 2009	By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari,
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: October 7, 2009	By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari,
Chairman, President and Chief Executive Officer
(Principal Executive Officer)

Date: October 7, 2009	By:	/s/ Anna M. Morrison
Anna M. Morrison,
Chief Financial Officer
(Principal Financial Officer)